GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of estimated amortization expense (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Estimated amortization expense
2026	¥ 8,416,873
2027	8,408,966
2028	8,408,966
2029	5,117,300
2030	508,966
Thereafter	1,621,442
Net carrying amount	¥ 32,482,513	¥ 46,264,914